Debentures - Additional Information (Details)			3 Months Ended		9 Months Ended		12 Months Ended
	May 14, 2023 CAD ($) item $ / shares	May 14, 2021 CAD ($) item	May 31, 2023 CAD ($)	May 31, 2022 CAD ($)	May 31, 2023 CAD ($)	May 31, 2022 CAD ($)	Aug. 31, 2022 CAD ($) $ / shares	Aug. 31, 2021 CAD ($)	Aug. 31, 2020 CAD ($)
Debentures.
Purchase of senior unsecured subordinated convertible debentures | item	3,400	3,400
Aggregate amount of debentures | $	$ 3,400,000	$ 3,400,000					$ 340,000	$ 85,000	$ 0
Borrowings interest rate	10.00%	10.00%
Debt Term	36 years	36 months
Conversion price | $ / shares	$ 0.36						$ 0.36
Closing date of issuance of debentures	120 days						120 days
Days prior to end of term	30 days						30 days
Share price | $ / shares	$ 0.50						$ 0.50
Common Share for consecutive trading days	20 days						20 days
Period for conversion	30 days						30 days
Net income (loss) for change in the fair value of the Debentures | $			$ 0	$ 115,000	$ 109,667	$ 436,500	$ 670,000	$ 550,000	$ 0